Deposits (Schedule of Deposits by Time Remaining on Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits: Time deposits, $100,000 and over	$ 47,971	$ 56,617
Deposits: Time deposits, under $100,000	76,994	102,809
Three Months Or Less [Member]
Deposits: Time deposits, $100,000 and over	13,338	16,977
Deposits: Time deposits, under $100,000	10,131	16,236
More than three months through six months [Member]
Deposits: Time deposits, $100,000 and over	5,868	9,770
Deposits: Time deposits, under $100,000	8,985	20,637
More than six months through twelve months [Member]
Deposits: Time deposits, $100,000 and over	16,493	10,033
Deposits: Time deposits, under $100,000	26,271	19,157
More than twelve months [Member]
Deposits: Time deposits, $100,000 and over	12,272	19,837
Deposits: Time deposits, under $100,000	$ 31,607	$ 46,779